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            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            TCW GALILEO FUNDS, INC.
                              Dated: June 15, 1998


     The section titled "Directors and Officers of the Company" beginning on page B-28 is amended to delete Ronald E. Robison as a Senior Vice
                             ------
     President.



     November 1, 1998